Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Emerging Wealth Equity Fund

Supplement dated January 31, 2019 to the Prospectus, dated March 1, 2018, as supplemented July 12, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

GW&K Investment Management, LLC (“GW&K”) and Trilogy Global Advisors, LP (“Trilogy”), each of which is an affiliate of Affiliated Managers Group, Inc. (“AMG”), have reached an agreement whereby, immediately after the close of business on January 31, 2019 (the “Implementation Date”), the Trilogy portfolio managers currently primarily responsible for the day-to-day management of each Fund’s portfolio will join GW&K (the “Transaction”).

The Trust’s Board of Trustees (the “Board”) has determined that GW&K should serve as each Fund’s subadviser upon the consummation of the Transaction and has voted to replace Trilogy with GW&K effective as of the Implementation Date. Accordingly, on the Implementation Date, the subadvisory agreements between AMG Funds LLC (the “Investment Manager”) and Trilogy with respect to the Funds (each a “Former Subadvisory Agreement” and, collectively, the “Former Subadvisory Agreements”) will terminate, and GW&K will begin serving as the Funds’ subadviser pursuant to new interim subadvisory agreements between the Investment Manager and GW&K (each an “Interim Subadvisory Agreement” and, collectively, the “Interim Subadvisory Agreements”). As required by applicable law, each Interim Subadvisory Agreement will be effective until the earlier of 150 days after the termination of the applicable Former Subadvisory Agreement or the approval of a new subadvisory agreement between the Investment Manager and GW&K by shareholders of the applicable Fund (each a “New Subadvisory Agreement” and, collectively, the “New Subadvisory Agreements”). The Board has approved the longer-term appointment of GW&K as the subadviser to each Fund pursuant to a New Subadvisory Agreement, and the submission of such New Subadvisory Agreement to such Fund’s shareholders for approval. The rate of compensation to be received by GW&K under each Interim Subadvisory Agreement is the same rate of compensation that Trilogy would have received under the applicable Former Subadvisory Agreement.

In connection with the hiring of GW&K and the proposed New Subadvisory Agreements, the Board also approved proposals to (i) change the name of AMG Trilogy Emerging Markets Equity Fund to AMG GW&K Trilogy Emerging Markets Equity Fund, and (ii) change the name of AMG Trilogy Emerging Wealth Equity Fund to AMG GW&K Trilogy Emerging Wealth Equity Fund. These changes will become effective as of the Implementation Date.

There are no expected changes to the Funds’ portfolio managers, investment objectives and principal investment strategies and risks in connection with the Transaction. GW&K intends to manage the Funds under the Interim Subadvisory Agreements and the New Subadvisory Agreements with the same portfolio management team and investment objective and strategies as those used by Trilogy under the Former Subadvisory Agreements.

In addition, effective as of the Implementation Date, the Prospectus will be amended as follows:

All references to the name of AMG Trilogy Emerging Markets Equity Fund shall refer to AMG GW&K Trilogy Emerging Markets Equity Fund and all references to the name of AMG Trilogy Emerging Wealth Equity Fund shall refer to AMG GW&K Trilogy Emerging Wealth Equity Fund. All references to Trilogy shall be deleted and all references to the subadviser to the Funds shall refer to GW&K, with the exception of the section titled “Past Performance of Other Trilogy Emerging Wealth Equity Accounts” on page 20 of the Prospectus.

The section titled “Past Performance of Other Trilogy Emerging Wealth Equity Accounts” is revised to state that the investment performance of the Accounts and the Composite was achieved by Trilogy, the AMG GW&K Trilogy Emerging Wealth Equity Fund’s former subadviser, and does not reflect performance results of the Fund’s current subadviser, GW&K. All of the Accounts in the Composite formerly managed by Trilogy were managed by the same portfolio managers who are primarily responsible for the day-to-day management of the Fund with GW&K as its subadviser, using the same investment objectives, policies and strategies as the Fund.

The section titled “Summary of the Funds – AMG Trilogy Emerging Markets Equity Fund – Portfolio Management – Portfolio Managers” on page 5 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

Pablo Salas

Portfolio Manager of GW&K;

Portfolio Manager of the Fund since its inception in March 2011.

William Sterling

Global Economist of GW&K;

Portfolio Manager of the Fund since its inception in March 2011.

The section titled “Summary of the Funds – AMG Trilogy Emerging Wealth Equity Fund – Portfolio Management – Portfolio Managers” on page 9 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

William Sterling

Global Economist of GW&K;

Portfolio Manager of the Fund since its inception in March 2015.

Thomas Masi, CFA

Portfolio Manager of GW&K;

Portfolio Manager of the Fund since its inception in March 2015.

Nuno Fernandes, CFA

Portfolio Manager of GW&K;

Portfolio Manager of the Fund since its inception in March 2015.

The fourth paragraph in the section titled “Additional Information About the Funds – Fund Management” on page 18 of the Prospectus is hereby deleted and replaced with the following:

GW&K has day-to-day responsibility for managing the Funds’ portfolios pursuant to an interim Subadvisory Agreement that became effective on January 31, 2019 and will remain in effect for 150 days or until shareholders of the Fund approve a definitive Subadvisory Agreement with GW&K, if earlier. GW&K, located at 222 Berkeley Street, Boston, Massachusetts 02116, has advised individual and institutional clients since 1974 and, as of December 31, 2018, had assets under management of approximately $34.4 billion. AMG indirectly owns a majority interest in GW&K.

The first paragraph in the section titled “Additional Information About the Funds – Fund Management – AMG Trilogy Emerging Markets Equity Fund” on page 18 of the Prospectus is hereby deleted and replaced with the following:

The Fund is managed by a team of portfolio managers at GW&K. Pablo Salas and William Sterling serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. Each portfolio manager has served as a co-manager of the Fund since its inception, formerly as an employee of Trilogy Global Advisors, LP (“Trilogy”), the Fund’s previous subadviser, and currently as an employee of GW&K. Mr. Salas serves as Portfolio Manager at GW&K, a position he has held since 2019. Previously, Mr. Salas served as the lead for Trilogy’s Emerging Markets Equity Strategy, and served as a Managing Director and Senior Portfolio Manager of Trilogy since 2005. Mr. Sterling serves as Global Economist at GW&K, a position he has held since 2019. Previously, Mr. Sterling served as the Chief Executive Officer, Chairman, Chief Investment Officer, and Senior Portfolio Manager of Trilogy since 1999.

The first paragraph in the section titled “Additional Information About the Funds – Fund Management – AMG Trilogy Emerging Wealth Equity Fund” on page 18 of the Prospectus is hereby deleted and replaced with the following:

The Fund is managed by a team of portfolio managers at GW&K. William Sterling, Thomas Masi, and Nuno Fernandes, serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. Each portfolio manager has served as a co-manager of the Fund since its inception, formerly as an employee of Trilogy, the Fund’s previous subadviser, and currently as an employee of GW&K. Mr. Sterling serves as Global Economist at GW&K, a position he has held since 2019. Previously, Mr. Sterling served as the Chief Executive Officer, Chairman, Chief Investment Officer, and Senior Portfolio Manager of Trilogy since 1999. Mr. Masi serves as Portfolio Manager at GW&K, a position he has held since 2019. Previously, Mr. Masi served as a Senior Portfolio Manager and Director of Research at Trilogy since 2004. Mr. Fernandes serves as Portfolio Manager at GW&K, a position he has held since 2019. Previously, Mr. Fernandes served as Associate Director of Research at Trilogy since 2013.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Emerging Wealth Equity Fund

Supplement dated January 31, 2019 to the Statement of Additional Information, dated March 1, 2018, as supplemented July 12, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

GW&K Investment Management, LLC (“GW&K”) and Trilogy Global Advisors, LP (“Trilogy”), each of which is an affiliate of Affiliated Managers Group, Inc. (“AMG”), have reached an agreement whereby, immediately after the close of business on January 31, 2019 (the “Implementation Date”), the Trilogy portfolio managers currently primarily responsible for the day-to-day management of each Fund’s portfolio will join GW&K (the “Transaction”).

The Trust’s Board of Trustees (the “Board”) has determined that GW&K should serve as each Fund’s subadviser upon the consummation of the Transaction and has voted to replace Trilogy with GW&K effective as of the Implementation Date. Accordingly, on the Implementation Date, the subadvisory agreements between AMG Funds LLC (the “Investment Manager”) and Trilogy with respect to the Funds (each a “Former Subadvisory Agreement” and, collectively, the “Former Subadvisory Agreements”) will terminate, and GW&K will begin serving as the Funds’ subadviser pursuant to new interim subadvisory agreements between the Investment Manager and GW&K (each an “Interim Subadvisory Agreement” and, collectively, the “Interim Subadvisory Agreements”). As required by applicable law, each Interim Subadvisory Agreement will be effective until the earlier of 150 days after the termination of the applicable Former Subadvisory Agreement or the approval of a new subadvisory agreement between the Investment Manager and GW&K by shareholders of the applicable Fund (each a “New Subadvisory Agreement” and, collectively, the “New Subadvisory Agreements”). The Board has approved the longer-term appointment of GW&K as the subadviser to each Fund pursuant to a New Subadvisory Agreement, and the submission of such New Subadvisory Agreement to such Fund’s shareholders for approval. The rate of compensation to be received by GW&K under each Interim Subadvisory Agreement is the same rate of compensation that Trilogy would have received under the applicable Former Subadvisory Agreement.

In connection with the hiring of GW&K and the proposed New Subadvisory Agreements, the Board also approved proposals to (i) change the name of AMG Trilogy Emerging Markets Equity Fund to AMG GW&K Trilogy Emerging Markets Equity Fund, and (ii) change the name of AMG Trilogy Emerging Wealth Equity Fund to AMG GW&K Trilogy Emerging Wealth Equity Fund. These changes will become effective as of the Implementation Date.

There are no expected changes to the Funds’ portfolio managers, investment objectives and principal investment strategies and risks in connection with the Transaction. GW&K intends to manage the Funds under the Interim Subadvisory Agreements and the New Subadvisory Agreements with the same portfolio management team and investment objective and strategies as those used by Trilogy under the Former Subadvisory Agreements.

In addition, effective as of the Implementation Date, the SAI will be amended as follows:

All references to the name of AMG Trilogy Emerging Markets Equity Fund shall refer to AMG GW&K Trilogy Emerging Markets Equity Fund and all references to the name of AMG Trilogy Emerging Wealth Equity Fund shall refer to AMG GW&K Trilogy Emerging Wealth Equity Fund. All references to Trilogy shall be deleted and all references to the subadviser to the Funds shall refer to GW&K.

In the second paragraph of the section titled “Management of the Funds – Investment Manager and Subadviser” on page 47 of the SAI, the third, fourth and fifth sentences are hereby deleted.

The first and second paragraphs of the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” on page 48 of the SAI are hereby deleted and replaced with the following:

The Investment Manager serves as investment manager to the Funds pursuant to an investment management agreement with the Trust (the “Investment Management Agreement”). The Investment Management Agreement permits the Investment Manager to engage, from time to time, one or more Subadvisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into separate interim Subadvisory Agreements with GW&K with respect to the Funds (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”).

The Investment Management Agreement provides for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager on 60 days’ written notice to the other party and to the applicable Fund.

Each Subadvisory Agreement, dated as of January 31, 2019, provides that it shall continue in effect until the earlier of (i) 150 days from the date of the Subadvisory Agreement or (ii) the approval of a subadvisory agreement between the Subadviser and the Investment Manager by a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Each Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund on not more than 10 days’ written notice to the Subadviser, or by the Investment Manager or the Subadviser on 60 days’ written notice to the other party.

The Investment Management Agreement and the Subadvisory Agreements terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Board of Trustees has approved the longer-term appointment of GW&K as the subadviser to each Fund pursuant to a new subadvisory agreement between the Investment Manager and the Subadviser (each, a “New Subadvisory Agreement”), and the submission of such New Subadvisory Agreement to such Fund’s shareholders for approval.

The first paragraph of the section titled “Management of the Funds – Portfolio Managers of the Funds” on page 52 of the SAI is hereby deleted and replaced with the following:

GW&K has served as Subadviser to the Funds since January 31, 2019. AMG has a majority ownership and controlling interest in GW&K that it acquired from The Bank of New York Mellon (“BNY”) on October 1, 2008. As of December 31, 2018, GW&K’s assets under management were approximately $34.4 billion.

The section titled “Management of the Funds – Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Managers” beginning on page 53 of the SAI is hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers (Information as of January 29, 2019)

Portfolio Manager: William Sterling

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	3	$799	1	$126
Other Accounts	2	$616	None	$0

*

While certain pooled investment vehicles may pay GW&K a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with GW&K. For purposes of this disclosure, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: Pablo Salas

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	2	$784	1	$126
Other Accounts	2	$616	None	$0

*

While certain pooled investment vehicles may pay GW&K a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with GW&K. For purposes of this disclosure, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: Thomas Masi

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	1	$15	None	$0
Other Accounts	None	$0	None	$0

*

While certain pooled investment vehicles may pay GW&K a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with GW&K. For purposes of this disclosure, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: Nuno Fernandes

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	1	$15	None	$0
Other Accounts	None	$0	None	$0

*

While certain pooled investment vehicles may pay GW&K a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with GW&K. For purposes of this disclosure, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

The section titled “Management of the Funds – Portfolio Managers of the Funds – Potential Material Conflicts of Interest” on page 55 of the SAI is hereby deleted and replaced with the following:

Potential Material Conflicts of Interest

GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and sub advised mutual funds, according to the same or a similar investment strategy as the applicable Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by a Fund, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers (see “Portfolio Manager Compensation” below) generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

While GW&K has policies and procedures to help ensure accounts are treated fairly and equitably over time not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

The section titled “Management of the Funds – Portfolio Managers of the Funds – Portfolio Manager Compensation” beginning on page 55 of the SAI is hereby deleted and replaced with the following:

Portfolio Manager Compensation

Portfolio manager compensation is a formula that balances investment management results and growth of the product. Compensation is comprised of a fixed base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 3 components:

•	Performance (of strategies managed by the portfolio manager based on composite returns) Relative to Peers

•	Risk-Adjusted Performance (of strategies managed by the portfolio manager based on composite returns) Relative to applicable Benchmarks

•	Discretionary

The bonus is not based specifically on the performance of the Fund nor is it based specifically on the assets held by the Fund.

In Appendix A, the Trilogy Global Advisors, LP Proxy Voting Policies and Procedures are hereby deleted and replaced with the following:

GW&K INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

December 2018

INTRODUCTION

As a SEC-registered investment adviser and fiduciary to its clients, GW&K has implemented its Proxy Voting Policy to establish internal controls and procedures governing the firm’s review and voting of proxies on behalf of client accounts. To assist in the process, GW&K leverages recognized third party service providers to facilitate the firm’s proxy voting process.

I. Proxy Guidelines and Proxy Voting Agent

GW&K has adopted proxy voting guidelines developed by Glass Lewis & Co., an independent third-party service provider, which provides recommendations on ballot items for securities held in client accounts. Proxies are voted on behalf of GW&K’s clients (who have delegated proxy voting authority) in accordance with those guidelines. GW&K reserves the right to cast votes contrary to Glass Lewis guidelines if it deems it necessary and in the best interest of its clients.

GW&K has contracted with Broadridge Financial Solutions (“Broadridge”), an independent third party service provider, to act as proxy voting agent and to provide proxy voting services, including::

1)	Conduct in-depth proxy research;

2)	Process and vote proxies in connection with securities held by GW&K’s clients;

3)	Maintain appropriate records of proxy statements, research, and recommendations;

4)	Maintain appropriate records of proxy votes cast on behalf of GW&K’s clients;

5)	Complete other proxy related administrative functions.

II. Responsibility and Oversight

GW&K is responsible for maintaining and administering these policies and procedures. GW&K will:

1)	Annually review the adequacy of these policies and procedures as well as the effectiveness of its proxy voting agent;

2)	Annually review Glass Lewis & Co’s proxy voting guidelines to ensure they are appropriately designed to meet the best interests of GW&K clients;

3)	Provide clients, upon written request, these proxy voting policy and procedures, and information about how proxies were voted on their behalf;

4)	Conduct regular reconciliations with client’s custodian banks to confirm the appropriate number of votes cast on behalf of clients when GW&K has been delegated proxy voting authority;

5)	Conduct a periodic review, no less often than annually, of proxy voting records to ensure that proxies are voted in accordance with adopted guidelines; and

6)	Annually review proxy voting records to ensure that records of proxy statements, research, recommendations, and proxy votes are properly maintained by its proxy voting agent.

III. Conflicts of Interest

In adopting Glass Lewis & Co’s proxy voting guidelines, GW&K seeks to remove potential conflicts of interest that could otherwise potentially influence the proxy voting process. In situations where Broadridge and/or Glass Lewis has a potential conflict of interest with respect to a proxy it is overseeing on behalf of GW&K’s clients, Broadridge and/or Glass Lewis is obligated to fully or partially abstain from voting the ballot as applicable and notify GW&K. GW&K’s Proxy Committee will provide the voting recommendation after discussion with applicable GW&K Portfolio Managers and a review of the measures involved. Similarly, in instances where GW&K becomes aware of a potential conflict of interest pertaining to a proxy vote for a security held in the client’s account, or where a client otherwise makes a request pertaining a specific proxy vote, GW&K’s Portfolio Management will provide the voting recommendation after reviewing relevant facts and circumstances.

Voting of Measures Outside of or Contrary to Glass Lewis & Co. Recommendations

In instances when a proxy ballot item does not fall within the Glass Lewis guidelines or where GW&K determines that voting in accordance with the Glass Lewis recommendation is not advisable or consistent with GW&K’s fiduciary duty, GW&K’s portfolio managers, with the support of GW&K’s Legal & Compliance team and other personnel, will review the relevant facts and circumstances and determine how to vote the particular proxy ballot item.

IV. Disclosure

Clients may obtain Glass Lewis & Co’s proxy voting guidelines or information about how GW&K voted proxies for securities held in their account by submitting a written request to:

Proxy Policy Administrator

GW&K Investment Management

222 Berkeley Street, 15th Floor

Boston, Massachusetts 02116

V. Recordkeeping

GW&K will maintain the following records in accordance with regulatory requirements:

1)	These policies and procedures (including any applicable amendments) which shall be made available to clients upon request;

2)	Proxy statements, research, recommendations, and records of each vote;

3)	Client written requests for proxy voting information and applicable responses by GW&K.

VI. Oversight and Documentation

Proxy Committee

GW&K has established a Proxy Voting Committee to oversee the firm’s proxy voting process, including the firm’s Proxy Voting Policy, the firm’s service providers and the proxy voting guidelines. In addition, the Committee would address any potential conflicts of interest that are identified by GW&K with respect to voting any specific proxy ballot item. The Committee is comprised of GW&K’s Chief Compliance Officer, General Counsel, managers of GW&K’s Investment Operations and Client Services Departments, members of the Legal & Compliance Team, as well as certain GW&K Portfolio Managers. The Committee meets annually, and more frequently as needed.

GW&K’s Legal & Compliance Department is responsible for periodically assessing firm compliance with this policy and the effectiveness of its implementation.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE